UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Marguerite E. H. Morrison
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7525

Date of fiscal year end:	5/31/04

Date of reporting period:	11/30/03

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Natural Resources Fund, Inc.

Formerly known as Prudential Natural Resources Fund, Inc.

NOVEMBER 30, 2003	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to  change thereafter.

JennisonDryden is a service mark of The Prudential Insurance Company  of America.

Dear Shareholder, January 14, 2004

As you may know, the mutual fund industry recently has been the subject of much media attention. There has been press coverage of Prudential, and recently, administrative complaints were filed against Prudential Securities* and several of its former brokers and branch managers in Massachusetts. As president of your Fund, I’d like to provide you with an update on the issues as they pertain to JennisonDryden mutual funds.

Regulators and government authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels, including the former Prudential Securities. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged disruptive market timing, and for years our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of JennisonDryden mutual funds, and Prudential Investment Management Services LLC, the distributor of the funds, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from the entity formerly known as Prudential Securities Incorporated, a retail brokerage firm. In February 2003, Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities LLC, and Prudential Financial owns the remaining 38%.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Jennison Natural Resources Fund, Inc.

Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance

Fund Objective

The investment objective of the Jennison Natural Resources Fund, Inc. (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 11/30/03
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	14.60%	35.58%	147.13%	202.96%	245.22%

Class B	14.17	34.58	138.06	180.87	251.96

Class C	14.17	34.58	138.06	N/A	159.70

Class Z	14.75	35.95	150.19	N/A	100.50

MSCI World ND Index[3]	14.66	19.17	–5.05	96.72	***

S&P 500 Index[4]	10.80	15.08	–2.34	174.57	****

Lipper Natural Resources Funds Avg.[5]	8.48	21.62	75.79	157.30	*****

Average Annual Total Returns[1] as of 12/31/03
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		30.23%	21.28%	11.34%	9.52%

Class B		31.03	21.52	11.08	8.57

Class C		33.68	21.36	N/A	11.48

Class Z		37.45	22.83	N/A	11.22

MSCI World ND Index[3]		33.11	–0.77	7.14	***

S&P 500 Index[4]		28.67	–0.57	11.06	****

Lipper Natural Resources Funds Avg.[5]		32.84	13.68	10.67	*****

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 1/22/90; Class B, 9/28/87; Class C, 8/1/94; and Class Z, 9/16/96. 3The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World ND Index consists of approximately 23 developed market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States. 4The

2	Visit our website at www.jennisondryden.com

Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States. 5The Lipper Natural Resources Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Natural Resources Funds category for the periods noted. Funds in the Lipper Natural Resources Funds Average invest primarily in natural resources stocks. Investors cannot invest directly in an index. The returns for the MSCI World ND Index, S&P 500 Index, and Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***MSCI World ND Index Closest Month-End to Inception cumulative total returns as of 11/30/03 are 124.30% for Class A, 159.49% for Class B, 77.68% for Class C, and 36.28% for Class Z. MSCI World ND Index Closest Month-End to Inception average annual total returns as of 12/31/03 are 6.44% for Class A, 6.44% for Class B, 6.98% for Class C, and 5.24% for Class Z. ****S&P 500 Index Closest Month-End to Inception cumulative total returns as of 11/30/03 are 335.14% for Class A, 382.55% for Class B, 171.87% for Class C, and 71.55% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/03 are 11.55% for Class A, 10.52% for Class B, 11.81% for Class C, and 8.49% for Class Z. *****Lipper Average Closest Month-End to Inception cumulative total returns as of 11/30/03 are 180.74% for Class A, 195.17% for Class B, 141.84% for Class C, and 63.89% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/03 are 8.28% for Class A, 7.20% for Class B, 10.85% for Class C, and 8.46% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 11/30/03
BJ Services Co., Energy Equipment & Services	4.7%

Smith International, Inc., Energy Equipment & Services	4.6

Western Gas Resources, Inc., Oil & Gas	4.4

Total SA, Oil & Gas	3.7

IAMGOLD Corp., Metals & Mining	3.2

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 11/30/03
Oil & Gas	30.7%

Metals & Mining	28.7

Energy Equipment & Services	23.2

Industrial Conglomerates	6.7

Capital Markets	2.3

Industry	weightings are subject to change.

Jennison Natural Resources Fund, Inc.	3

[THIS PAGE INTENTIONALLY LEFT BLANK]

Portfolio of Investments

as of November 30, 2003 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.7%

COMMON STOCKS 93.2%

Capital Markets 2.3%

50,000	Globaly Corp.	$1,257,761
47,000	Kobayashi Yoko Co., Ltd.	815,805
127,000	Nihon Unicom Corp.	1,194,394

		3,267,960

Chemicals 0.3%

119,100	Hokko Chemical Industry Co., Ltd.	391,490

Energy Equipment & Services 23.2%

215,500	BJ Services Co.(a)	6,872,295
20,300	Cooper Cameron Corp.(a)	881,223
60,600	ENSCO International, Inc.	1,533,180
62,388	FMC Technologies, Inc.(a)	1,327,617
48,800	Grant Prideco, Inc.(a)	568,520
75,400	Grey Wolf, Inc.(a)	255,606
23,500	Hydril Co.(a)	560,945
49,400	Lone Star Technologies, Inc.(a)	684,190
101,100	Maverick Tube Corp.(a)	1,868,328
54,000	Nabors Industries Ltd.(a)(d)	2,004,480
61,100	National-Oilwell, Inc.(a)	1,175,564
137,100	Oil States International, Inc.(a)	1,721,976
88,018	OPTI, Inc.(a)(e)	1,032,598
65,000	Rowan Cos., Inc.(a)(d)	1,376,050
179,800	Smith International, Inc.(a)	6,749,692
43,300	W-H Energy Services, Inc.(a)	645,170
141,500	Weatherford International Ltd.(a)	4,638,370

		33,895,804

Food Products 0.8%

79,200	Cresud S.A.C.I.F.y A. (ADR)(a)	1,170,655

Industrial Conglomerates 6.7%

77,200	Companhia Vale do Rio Doce (ADR)(d)	3,380,588
71,300	Phelps Dodge Corp.(a)(d)	4,540,384
499,700	WMC Resources Ltd.(a)	1,768,140

		9,689,112

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	5

Portfolio of Investments

as of November 30, 2003 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Metals & Mining 28.7%

64,700	Alcoa, Inc.	$2,122,807
543,600	Alumina Ltd.	2,320,759
47,900	Anglo American Platinum Corp., Ltd.	2,054,330
114,920	AngloGold Ltd. (Australian Dollar)	1,064,398
34,552	AngloGold Ltd. (South African Rand)	1,657,036
141,950	Aquarius Platinum Ltd.	749,820
96,800	Arizona Star Resource Corp.(a)	372,336
465	Ashanti Goldfields Co., Ltd. (GDR)(a)	6,329
328,400	Avgold Ltd.(a)	514,028
267,000	AXMIN, Inc.(a)	287,561
27,600	Century Aluminum Co.(a)	458,160
72,100	Coeur d’Alene Mines Corp.(a)	373,478
219,500	Crystallex International Corp.(a)(d)	658,500
248,600	Durban Roodepoort Deep Ltd. (ADR)(a)(d)	683,650
10,540	European Goldfields Ltd.(a)	18,244
57,200	FNX Mining Co, Inc.(a)	359,508
101,200	Freeport-McMoRan Copper & Gold, Inc. (Class B)(d)	4,405,236
105,400	Gabriel Resources Ltd.(a)	390,010
36,300	Gold Reserve, Inc.(a)	181,514
56,400	Golden Star Resources Ltd.(a)(d)	425,256
114,533	Harmony Gold Mining Co., Ltd.(a)	1,814,247
568,280	IAMGOLD Corp.(a)	4,708,343
30,700	Impala Platinum Holdings Ltd.(a)	2,883,193
131,000	Ivanhoe Mines Ltd.(a)	1,180,310
151,042	Kinross Gold Corp.(a)(d)	1,332,758
38,000	Korea Zinc Co., Ltd.(a)	821,929
1,760,200	Lihir Gold Ltd.(a)	1,999,679
89,500	Massey Energy Co.	1,244,050
73,100	Meridian Gold, Inc.(a)	1,096,584
61,100	Miramar Mining Corp.(a)	152,750
86,400	Miramar Mining Corp. (Canadian Dollar)(a)	215,352
190,500	Nelson Resources Ltd.(a)	178,791
96,400	Nevsun Resources Ltd.(a)(d)	545,073
131,200	Newcrest Mining Ltd.(a)	1,215,185
280,000	Orezone Resources, Inc.(a)(d)	264,943
23,845	Pan American Silver Corp.(a)(d)	317,163
280,300	Platinum Group Metals Ltd.(a)	286,791
29,800	Randgold Resources Ltd. (ADR)(a)	813,540
125,800	SouthernEra Resources Ltd.(a)	541,949

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
107,200	Stornoway Diamond Corp.(a)	$120,403

332,200	Wheaton River Minerals Ltd.(a)(d)	945,565

		41,781,558

Oil & Gas 30.7%

15,256	Apache Corp.	1,095,381
18,900	Brigham Exploration Co.(a)	135,305
56,200	Cheniere Energy, Inc.(a)(d)	334,390
98,700	Denbury Resources, Inc.(a)	1,247,568
116,000	Encore Acquisition Co.(a)	2,500,960
45,600	Eni S.p.A. (ADR)(d)	3,890,592
103,400	Evergreen Resources, Inc.(a)(d)	2,898,302
190,600	Genoil, Inc.(a)	21,994
66,920	KCS Energy, Inc.(a)	606,295
8,600	Lukoil (ADR)(a)	743,040
29,300	McMoRan Exploration Co.(a)(d)	526,228
2,600	Nexen, Inc. (Canada)(a)	79,222
25,100	Noble Energy, Inc.	995,215
54,800	Petroleo Brasileiro SA (ADR)(a)	1,319,036
85,786	Pioneer Natural Resources Co.(a)	2,432,891
53,300	Quicksilver Resources, Inc.(a)(d)	1,604,863
13,500	Sibneft (ADR)	310,500
33,000	St. Mary Land & Exploration Co.	848,100
160,300	Suncor Energy, Inc.	3,535,504
21,900	Surgutneftegaz (ADR)(d)	573,780
89,100	Swift Energy Co.(a)	1,264,329
33,160	Total SA	5,358,151
33,000	Valero Energy Corp.	1,422,300
143,800	Western Gas Resources, Inc.	6,370,340
63,400	Western Oil Sands, Inc. (Class A)(a)	1,330,039
34,000	Westport Resources Corp.(a)(d)	921,400
56,716	XTO Energy, Inc.(d)	1,433,781
19,310	YUKOS (ADR)	888,260

		44,687,766

Real Estate 0.5%

72,400	IRSA Inversiones y Representaciones S.A. (GDR)(d)	713,140

	Total common stocks (cost $89,351,738)	135,597,485

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of November 30, 2003 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 1.4%

Capital Markets 1.4%

	J.P. Morgan Chase & Co. M.T.N. 1.00%, 7/13/07
11	(cost $2,000,001)	$1,970,698

CONVERTIBLE BONDS

Industrial Conglomerates

	JCI Ltd. 17.00%, 7/15/05
9,428	(cost $1,346)	17

PREFERRED STOCKS 0.6%

Shares

Oil & Gas 0.6%

	Surgutneftegaz (ADR)(d)
24,000	(cost $740,765)	825,600

STAPLE UNIT 0.5%

Paper & Forest Products 0.5%

	TimberWest Forest Ltd.(b)
83,100	(cost $625,209)	767,775

WARRANT(a)

Metals & Mining

	Pan American Silver Corp. Expiring 2/20/08 @ CAD$ 12
11,922	(cost $33,484)	73,739

	Total long-term investments (cost $92,752,543)	139,235,314

SHORT-TERM INVESTMENTS 24.4%

Shares

	Dryden Core Investment Fund - Taxable Money Market Series(c)
35,524,294	(cost $35,524,294; Note 3)	35,524,294

	Total Investments 120.1% (cost $128,276,837; Note 5)	174,759,608
	Liabilities in excess of other assets ( 20.1%)	(29,268,191)

	Net Assets 100%	$145,491,417

See Notes to Financial Statements.

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(a)	Non-income producing security.
(b)	A Stapled Unit consists of 1 common share, 100 preferred shares, and 1 subordinate note receipt.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Securities, or portion thereof, on loan, see Note 4.
(e)	Indicates a fair valued security. The aggregate value, $1,032,598, is approximately 0.7% of net assets.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

The classification of portfolio holdings by country and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2003 was as follows:

†United States	87.9%
Canada	13.0
Australia	6.3
South Africa	6.1
France	3.7
Japan	2.5
South Korea	0.6

120.1
Liabilities in excess of other assets	(20.1)

100.0%

†	A portion of the holdings represent ADR’s.

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	9

Statement of Assets and Liabilities

as of November 30, 2003 (Unaudited)

Assets

Investments, at value including securities on loan of $24,682,546 (cost $128,276,837)	$174,759,608
Foreign currency, at value (cost $1,434,646)	1,449,025
Receivable for Fund shares sold	746,457
Dividends and interest receivable	175,051
Receivable for securities lending	28,588
Tax reclaim receivable	14,231
Other assets	3,060

Total assets	177,176,020

Liabilities

Payable to broker for collateral for securities on loan (Note 4)	27,875,513
Payable for investments purchased	2,766,962
Payable for Fund shares reacquired	579,216
Accrued expenses and other liabilities	164,087
Payable to custodian	120,543
Management fee payable	85,854
Distribution fee payable	55,527
Withholding taxes payable	20,993
Payable for securities lending agent	15,998

Total liabilities	31,684,693

Net Assets	$145,491,417

Net assets were comprised of:
Common stock, at par	$71,197
Paid-in capital in excess of par	104,562,128

104,633,325
Accumulated net investment loss	(6,044,361)
Accumulated net realized gain on investments and foreign currency transactions	404,813
Net unrealized appreciation on investments and foreign currencies	46,497,640

Net assets November 30, 2003	$145,491,417

See Notes to Financial Statements.

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Class A

Net asset value and redemption price per share ($71,843,635 ÷ 3,392,367 shares of common stock issued and outstanding)	$21.18
Maximum sales charge (5% of offering price)	1.11

Maximum offering price to public	$22.29

Class B

Net asset value, offering price and redemption price per share ($39,652,945 ÷ 2,072,535 shares of common stock issued and outstanding)	$19.13

Class C

Net asset value and redemption price per share ($12,764,861 ÷ 667,181 shares of common stock issued and outstanding)	$19.13
Sales charge (1% of offering price)	0.19

Offering price to public	$19.32

Class Z

Net asset value, offering price and redemption price per share ($21,229,976 ÷ 987,583 shares of common stock issued and outstanding)	$21.50

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	11

Statement of Operations

Six Months Ended November 30, 2003 (Unaudited)

Net Investment Loss

Income
Dividends (net of foreign withholding taxes of $67,381)	$796,797
Interest	239
Income from securities loaned, net	51,106

Total income	848,142

Expenses
Management fee	462,228
Distribution fee—Class A	76,833
Distribution fee—Class B	177,024
Distribution fee—Class C	50,158
Transfer agent’s fees and expenses	100,000
Custodian’s fees and expenses	96,000
Reports to shareholders	55,000
Registration fees	25,000
Legal fees and expenses	23,000
Audit fee	15,000
Directors’ fees	6,000
Miscellaneous	1,913

Total expenses	1,088,156

Net investment loss	(240,014)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies

Net realized gain (loss) on:
Investment transactions	1,751,874
Foreign currency transactions	(370)

1,751,504

Net change in unrealized appreciation on:
Investments	15,932,614
Foreign currencies	11,508

15,944,122

Net gain on investments	17,695,626

Net Increase In Net Assets Resulting From Operations	$17,455,612

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended November 30, 2003	Year Ended May 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment loss	$(240,014)	$(747,062)
Net realized gain on investment and foreign currency transactions	1,751,504	4,978,029
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,944,122	(4,797,442)

Net increase (decrease) in net assets resulting from operations	17,455,612	(566,475)

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,292,357)	(1,011,751)
Class B	(487,666)	(573,481)
Class C	(155,138)	(90,805)
Class Z	(422,727)	(246,269)

	(2,357,888)	(1,922,306)

Distributions from net realized gains
Class A	(395,328)	(2,328,277)
Class B	(242,411)	(1,908,871)
Class C	(77,117)	(302,250)
Class Z	(114,617)	(515,782)

	(829,473)	(5,055,180)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	32,682,106	45,044,753
Net asset value of shares issued in reinvestment of dividends and distributions	2,809,565	6,184,558
Cost of shares reacquired	(18,575,983)	(36,640,339)

Net increase in net assets from Fund share transactions	16,915,688	14,588,972

Total increase	31,183,939	7,045,011

Net Assets

Beginning of period	114,307,478	107,262,467

End of period	$145,491,417	$114,307,478

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	13

Notes to Financial Statements

(Unaudited)

Jennison Natural Resources Fund, Inc. (the “Fund”), formerly known as Prudential Natural Resources Fund, Inc. is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in constitution with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotation.

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The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Jennison Natural Resources Fund, Inc.	15

Notes to Financial Statements

(Unaudited) Cont’d

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income annually and net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

16	Visit our website at www.jennisondryden.com

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison, Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and Class C shares, respectively. For the six months ended November 30, 2003, PIMS contractually agreed to limit such fees to .25% of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $154,000 and $40,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended November 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended November 30, 2003, it received approximately $32,200 and $5,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Jennison Natural Resources Fund, Inc.	17

Notes to Financial Statements

(Unaudited) Cont’d

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended November 30, 2003.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended November 30, 2003, the Fund incurred fees of approximately $80,100 for the services of PMFS. As of November 30, 2003, approximately $13,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $12,300 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) and Prudential Securities, Inc. (“PSI”), affiliates of PI, was approximately $10,000 for the six months ended November 30, 2003. Effective July 1, 2003 Prudential and Wachovia Corp. formed a joint venture (“Wachovia Securities, LLC”) whereby Prudential and Wachovia Corp. combined their brokerage businesses with Prudential holding a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. As of November 30, 2003 approximately $1,700 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PSI was the securities lending agent for the Fund. Effective July 1, 2003, Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of

18	Visit our website at www.jennisondryden.com

Prudential, became the Fund’s securities lending agent. For the six months ended November 30, 2003, PSI and PIM have been compensated approximately $9,600 and $7,400 for these services, respectively.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly know as the Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended November 30, 2003, the Fund earned income of approximately $21,400 and $51,100 respectively, by investing its excess cash and collateral received from securities lending.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments,

for the six months ended November 30, 2003 were $16,560,667 and $6,699,029, respectively.

As of November 30, 2003, the Fund had securities on loan with an aggregate market value of $24,682,546. The Fund received $27,875,513 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2003 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$129,116,527	$48,704,251	$3,061,170	$45,643,081

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investment companies. The other cost basis adjustments are primarily attributable to appreciation of foreign currency and mark to market of receivables and payables.

Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. In some limited circumstances Class A shares may not be subject to a front-end sales charge but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million shares of $.01 par value common stock authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 125 million authorized shares.

20	Visit our website at www.jennisondryden.com

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended November 30, 2003:
Shares sold	644,620	$12,712,005
Shares issued in reinvestment of dividends and distributions	71,767	1,471,938
Shares reacquired	(466,391)	(9,011,897)

Net increase (decrease) in shares outstanding before conversion	249,996	5,172,046
Shares issued upon conversion from Class B	199,550	3,866,456

Net increase (decrease) in shares outstanding	449,546	$9,038,502

Year ended May 31, 2003:
Shares sold	1,079,712	$18,669,013
Shares issued in reinvestment of dividends and distributions	186,981	2,978,614
Shares reacquired	(1,019,020)	(17,462,534)

Net increase (decrease) in shares outstanding before conversion	247,673	4,185,093
Shares issued upon conversion from Class B	212,020	3,697,968

Net increase (decrease) in shares outstanding	459,693	$7,883,061

Class B
Six months ended November 30, 2003:
Shares sold	328,751	$5,827,856
Shares issued in reinvestment of dividends and distributions	34,160	632,976
Shares reacquired	(187,487)	(3,282,316)

Net increase (decrease) in shares outstanding before conversion	175,424	3,178,516
Shares issued upon conversion to Class A	(221,503)	(3,866,456)

Net increase (decrease) in shares outstanding	(46,079)	$(687,940)

Year ended May 31, 2003:
Shares sold	689,856	$10,865,100
Shares issued in reinvestment of dividends and distributions	145,931	2,105,784
Shares reacquired	(615,494)	(9,621,616)

Net increase (decrease) in shares outstanding before conversion	220,293	3,349,268
Shares issued upon conversion from Class A	(234,093)	(3,697,968)

Net increase (decrease) in shares outstanding	(13,800)	$(348,700)

Class C
Six months ended November 30, 2003:
Shares sold	257,305	$4,557,834
Shares issued in reinvestment of dividends and distributions	10,526	195,053
Shares reacquired	(55,883)	(986,705)

Net increase (decrease) in shares outstanding	211,948	$3,766,182

Year ended May 31, 2003:
Shares sold	262,349	$4,188,424
Shares issued in reinvestment of dividends and distributions	23,502	339,126
Shares reacquired	(111,987)	(1,743,580)

Net increase (decrease) in shares outstanding	173,864	$2,783,970

Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended November 30, 2003:
Shares sold	476,900	$9,584,411
Shares issued in reinvestment of dividends and distributions	24,476	509,598
Shares reacquired	(272,070)	(5,295,065)

Net increase (decrease) in shares outstanding	229,306	$4,798,944

Year ended May 31, 2003:
Shares sold	643,743	$11,322,216
Shares issued in reinvestment of dividends and distributions	47,093	761,034
Shares reacquired	(445,036)	(7,812,609)

Net increase (decrease) in shares outstanding	245,800	$4,270,641

Note 7: Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on April 1, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP for the years ended September 30, 2002 and 2001 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

22	Visit our website at www.jennisondryden.com

Financial Highlights

NOVEMBER 30, 2003	SEMIANNUAL REPORT

Jennison Natural Resources Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended November 30, 2003

Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.94

Income from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.76

Total from investment operations	2.75

Less dividends and distributions
Dividends from net investment income	(.39)
Distributions from net realized gains on investments	(.12)
Distributions in excess of net realized gains on investments	—

Total dividends and distributions	(.51)

Net asset value, end of period	$21.18

Total Return(b):	14.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$71,844
Average net assets (000)	$61,467
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.52	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(d)
Net investment income (loss)	(.14	)%(d)
Class A, B, C and Z shares:
Portfolio turnover	6%

(a)	Calculations are made based on average month-end shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.
(d)	Annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A

Year Ended May 31,

2003	2002	2001	2000	1999

$20.64	$19.05	$15.55	$11.33	$11.69

(.09)	(.04)	.13	(.04)	(.05)
(.27)	1.78	3.37	4.26	.20

(.36)	1.74	3.50	4.22	.15

(.41)	(.15)	—	—	—
(.93)	—	—	—	—
—	—	—	—	(.51)

(1.34)	(.15)	—	—	(.51)

$18.94	$20.64	$19.05	$15.55	$11.33

(.53)%	9.43%	22.51%	37.25%	2.41%

$55,747	$51,254	$41,934	$28,971	$23,930
$46,251	$37,737	$33,769	$26,574	$22,683

1.64%	1.71%	1.57%	1.53%	1.79%
1.39%	1.46%	1.32%	1.28%	1.54%
(.51)%	(.23)%	.78%	(.27)%	(.53)%

25%	28%	26%	22%	16%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended November 30, 2003

Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.09

Income from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.48

Total from investment operations	2.40

Less dividends and distributions
Dividends from net investment income	(.24)
Distributions from net realized gains on investments	(.12)
Distributions in excess of net realized gains on investments	—

Total dividends and distributions	(.36)

Net asset value, end of period	$19.13

Total Return(b):	14.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$39,653
Average net assets (000)	$35,405
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.27	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(c)
Net investment loss	(.90	)%(c)

(a)	Calculations are made based on average month-end shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B

Year Ended May 31,

2003	2002	2001	2000	1999

$18.76	$17.33	$14.24	$10.46	$10.92

(.20)	(.14)	(.02)	(.13)	(.12)
(.26)	1.61	3.11	3.91	.17

(.46)	1.47	3.09	3.78	.05

(.28)	(.04)	—	—	—
(.93)	—	—	—	—
—	—	—	—	(.51)

(1.21)	(.04)	—	—	(.51)

$17.09	$18.76	$17.33	$14.24	$10.46

(1.31)%	8.57%	21.70%	36.14%	1.64%

$36,197	$40,002	$42,288	$46,230	$44,533
$33,154	$32,040	$39,793	$45,728	$48,644

2.39%	2.46%	2.32%	2.28%	2.54%
1.39%	1.46%	1.32%	1.28%	1.54%
(1.27)%	(.95)%	(.16)%	(1.04)%	(1.28)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended November 30, 2003

Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.09

Income from investment operations:
Net investment income (loss)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.48

Total from investment operations	2.40

Less dividends and distributions
Dividends from net investment income	(.24)
Distributions from net realized gains on investments	(.12)
Distributions in excess of net realized gains on investments	—

Total dividends and distributions	(.36)

Net asset value, end of period	$19.13

Total Return(b):	14.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,765
Average net assets (000)	$10,032
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.27	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(c)
Net investment income (loss)	(.90	)%(c)

(a)	Calculations are made based on average month-end shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C

Year Ended May 31,

2003	2002	2001	2000	1999

$18.76	$17.33	$14.24	$10.46	$10.92

(.19)	(.14)	.01	(.13)	(.12)
(.27)	1.61	3.08	3.91	.17

(.46)	1.47	3.09	3.78	.05

(.28)	(.04)	—	—	—
(.93)	—	—	—	—
—	—	—	—	(.51)

(1.21)	(.04)	—	—	(.51)

$17.09	$18.76	$17.33	$14.24	$10.46

(1.31)%	8.57%	21.70%	36.14%	1.64%

$7,778	$5,278	$4,277	$2,078	$1,568
$5,585	$3,771	$2,923	$1,851	$1,490

2.39%	2.46%	2.32%	2.28%	2.54%
1.39%	1.46%	1.32%	1.28%	1.54%
(1.23)%	(.93)%	.05%	(1.04)%	(1.28)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended November 30, 2003

Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.24

Income from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.81

Total from investment operations	2.82

Less dividends and distributions
Dividends from net investment income	(.44)
Distributions from net realized gains on investments	(.12)
Distributions in excess of net realized gains on dividends and investments	—

Total dividends and distributions	(.56)

Net asset value, end of period	$21.50

Total Return(b):	14.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,230
Average net assets (000)	$16,357
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.27	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(d)
Net investment income (loss)	.10	%(d)

(a)	Calculations are made based on average month-end shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z

Year Ended May 31,

2003	2002	2001	2000	1999

$20.93	$19.32	$15.71	$11.42	$11.76

(.04)	— (c)	.20	— (c)	(.03)
(.27)	1.80	3.41	4.29	.20

(.31)	1.80	3.61	4.29	.17

(.45)	(.19)	—	—	—
(.93)	—	—	—	—
—	—	—	—	(.51)

(1.38)	(.19)	—	—	(.51)

$19.24	$20.93	$19.32	$15.71	$11.42

(.24)%	9.69%	22.98%	37.57%	2.56%

$14,586	$10,728	$8,319	$3,467	$1,630
$10,707	$6,272	$5,053	$2,552	$1,381

1.39%	1.46%	1.32%	1.28%	1.54%
1.39%	1.46%	1.32%	1.28%	1.54%
(.22)%	(.01)%	1.22%	0%	(.30)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	31

Supplemental Proxy Information

(Unaudited)

A meeting of the Fund’s shareholders was held on July 17, 2003. The meeting was held for the following purpose:

1. To approve the election of ten (10) directors to the Board of Directors, as follows:

•	David E.A. Carson
•	Robert E. La Blanc
•	Robert F. Gunia
•	Douglas H. McCorkindale
•	Stephen P. Munn*
•	Richard A. Redeker
•	Judy A. Rice
•	Robin B. Smith
•	Stephen Stoneburn
•	Clay T. Whitehead

The result of the proxy solicitation on the preceding matter was:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
David E.A. Carson	4,195,789	—	56,916	—
Robert E. La Blanc	4,193,845	—	58,860	—
Robert F. Gunia	4,200,043	—	52,662	—
Douglas H. McCorkindale	4,199,805	—	52,900	—
Stephen P. Munn*	4,201,244	—	51,461	—
Richard A. Redeker	4,200,574	—	52,131	—
Judy A. Rice	4,198,851	—	53,854	—
Robin B. Smith	4,200,554	—	52,151	—
Stephen Stoneburn	4,197,649	—	55,056	—
Clay T. Whitehead	4,199,652	—	53,053	—

*Mr.	Munn resigned effective November 30, 2003.

32	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker• Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171
‘
TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	Z

Nasdaq	PGNAX	PRGNX	PNRCX	PNRZX
CUSIP	476293105	476293204	476293303	476293402

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	Z

Nasdaq	PGNAX	PRGNX	PNRCX	PNRZX
CUSIP	476293105	476293204	476293303	476293402

MF135E2  IFS-A087150

Item 2 – Code of Ethics—Not required with semi-annual filing

Item 3 – Audit Committee Financial Expert – Not required with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not required in this filing

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 – Reserved

Item 9 – Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 – Exhibits

(a) Code of Ethics – not required with semi-annual filing

(b) Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Marguerite E. H. Morrison

Marguerite E. H. Morrison
Assistant Secretary

Date	January 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice
President and Principal Executive Officer

Date	January 21, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 21, 2004

* Print the name and title of each signing officer under his or her signature.